As filed with the Securities and Exchange Commission on July 31, 1997
                                           Registration No. 33-83120

                  SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549


                               FORM N-4
        REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933      /X/

                    Pre-Effective Amendment No. ___              / /

                    Post-Effective Amendment No. 3               /X/

              REGISTRATION STATEMENT UNDER THE INVESTMENT        / /
                          COMPANY ACT OF 1940

                            Amendment No.___                     / /

                    PIA VARIABLE ANNUITY ACCOUNT I
                        (Exact Name of Registrant)

                THE PENN INSURANCE AND ANNUITY COMPANY
                            (Name of Depositor)

                           600 Dresher Road
                     Horsham, Pennsylvania  19044
             (Address of Principal Executive Offices of Depositor) Depositor's Telephone Number: (215) 956-9177


                           Richard F. Plush
                 Vice President, Products and Programs
                The Penn Insurance and Annuity Company
                           600 Dresher Road
                     Horsham, Pennsylvania  19044
                (Name and Address of Agent for Service)

                               Copy to:
                           Richard W. Grant
                           C. Ronald Rubley
                      Morgan, Lewis & Bockius LLP
                         2000 One Logan Square
                     Philadelphia, PA  19103-6993

     It is proposed that this filing will become effective (check appropriate box)
          [x]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on (date) pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a) of Rule 485
          [ ]  on (date) pursuant to paragraph (a) of Rule 485
     The registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the fiscal year ending December 31, 1996 was filed on February 11, 1997.

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                                PART A

                 Information Required in a Prospectus

          The Prospectus was filed on April 30, 1997 as Part A of
          Post-Effective Amendment No. 2 to this Registration
          Statement and is incorporated by reference.














































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                                PART B

     Information Required in a Statement of Additional Information

          The Statement of Additional Information was filed on April 30, 1997 as Part B of Post-Effective Amendment No. 2 to this Registration Statement and is incorporated by reference.













































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                                PART C

                           Other Information

               Part C of this Registration Statement was filed on April 30, 1997 as Part C of Post-Effective Amendment No. 2 to this Registration Statement and is incorporated by reference, except to the extent Item 32 is amended herein.












































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                         Amendment to Item 32

   Item 32 of Part C of this Registration Statement is amended to read as follows:

   Item 32.    Undertakings

   The Penn Insurance and Annuity Company hereby undertakes:

     (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

     (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

   Restrictions on withdrawals under Section 403(b) contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

   The Penn Insurance and Annuity Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.














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                              SIGNATURES

          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 3 of this Registration Statement and has caused this Post-Effective Amendment No. 3 to be signed on its behalf, in the Township of Horsham and Commonwealth of Pennsylvania on this 31st day of July, 1997.

                              PIA VARIABLE ANNUITY ACCOUNT I
                                   (Registrant)

                              By:
                                  /s/Robert E. Chappell
                                   Robert E. Chappell
                                   Chairman of the Board
                                   and President

          As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated, on the 31st day of July, 1997.

   Signature                       Title


   /s/ Robert E. Chappell       Chairman of the Board and President
   Robert E. Chappell           (Principal Executive Officer)


   /s/ Nancy S. Brodie          Executive Vice President,
   Nancy S. Brodie              Chief Financial Officer and Director
                                (Principal Financial Officer)

   /s/ Ann M. Strootman         Acting Controller
   Ann M. Strootman             (Principal Accounting Officer)


   *L. Stockton Illoway         Director

   *Richard J. Liburdi          Director

   *Ernest K. Noll              Director

   *Rudolph C. Sander           Director

   *Daniel J. Toran             Director


   *By : /s/ Robert E. Chappell
             Robert E. Chappell, attorney-in-fact




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